Document and Entity Information	12 Months Ended
Dec. 31, 2017
Details
Registrant Name	MEMBERS Life Insurance Co
Registrant CIK	0001562577
SEC Form	S-1
Period End date	Dec. 31, 2017
Fiscal Year End	--12-31
Trading Symbol	mlic
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Amendment Flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY